Related Parties - Tax Sharing Arrangements (Details) - Related Parties - Tax Sharing Arrangements - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Mar. 31, 2023
Related Party Transaction [Line Items]
Payment or (refund)	$ 511	$ 1,032	$ 1,532	$ 1,707
Due from related parties		524			$ 539
Corebridge
Related Party Transaction [Line Items]
Payment or (refund)		1,018	1,537	1,716
SAFG Capital LLC
Related Party Transaction [Line Items]
Payment or (refund)		$ 14	$ (5)	$ (9)